Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 275.8	$ 266.6
Pension and other compensation benefits	13.3	14.8
Foreign currency translation loss	8.5
Derivative financial instruments		5.2
Foreign tax credit and alternative minimum tax carryforwards	8.0	7.9
Inventory overhead capitalization	2.4	2.6
Accrued expenses	3.6	4.6
Receivables	4.9	3.5
Transaction fees	5.5	7.9
Deferred tax Asset Gross	322.0	313.1
Valuation allowances	(95.4)	(79.7)
Total deferred tax assets, net of valuation allowances	226.6	233.4
Deferred tax liabilities:
Intangible assets	596.9	607.2
Property and equipment	8.9	9.9
Inventory valuation	13.1	15.0
Goodwill amortization	29.4	27.1
Foreign currency translation gain		19.0
Other	4.7	4.5
Total deferred tax liabilities	653.0	682.7
Net deferred tax liability	$ 426.4	$ 449.3